FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
8
. FAIR VALUE MEASUREMENTS
As of March 31
, 2025
and December 31
, 2024
, assets held in the Trust Account are comprised of cash and investments in a money market fund that invests solely in U.S. government securities. During the three months ended March 31
, 2025
and 2024
, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s financial assets that are measured at fair value as of March 31
, 2025
and December 31
, 2024
, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of March 31, 2025	As of December 31, 2024
Assets, at fair value
Investments held in Trust Account	1	$556,498,479	$550,800,038

8. FAIR VALUE MEASUREMENTS
As of December 31, 2024 and 2023, assets held in the Trust Account are comprised of cash and investments in U.S. government securities. During the years ended December 31, 2024 and 2023, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s financial assets that are measured at fair value as of December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Level	As of December 31, 2024	As of December 31, 2023
Assets, at fair value
Investments held in Trust Account	1	$550,800,038	$523,038,352